Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share [Abstract]
Basic common shares outstanding	441.2	442.7	445.3
Dilutive effect of stock awards	1.1	1.2	1.9
Diluted common shares outstanding	442.3	443.9	447.2
Net income per share - basic (in dollars per share)	$ 0.33	$ 0.62	$ 0.55
Net income per share - diluted (in dollars per share)	$ 0.33	$ 0.62	$ 0.55